Capital Stock (Details Narrative) (10-K) - USD ($)													3 Months Ended	12 Months Ended
	Dec. 30, 2020	Dec. 29, 2020	Sep. 23, 2020	Sep. 09, 2020	Aug. 18, 2020	Aug. 17, 2020	Aug. 06, 2020	Jul. 27, 2020	Jan. 24, 2020	Jan. 22, 2020	Jun. 26, 2017	Jul. 18, 2010	Mar. 31, 2021	Dec. 31, 2020	Jun. 03, 2020	Mar. 12, 2020	Dec. 31, 2019	Aug. 23, 2017
Preferred stock par value													$ 0.0001	$ 0.0001			$ 0.0001
Warrant exercise price per share																$ 0.04
Preferred stock shares issued													31,000	3,000
Preferred stock shares outstanding													31,000	3,000
Preferred stock shares authorized													2,000,000	2,000,000			2,000,000
Share price													$ 0.029	$ 0.0329
Deferred compensation liability													$ 86,307	$ 86,307			$ 105,325
Common stock shares issued													134,968,818	129,836,060			105,051,540
Common stock shares outstanding													134,968,818	129,836,060			105,051,540
Common stock par value													$ 0.0001	$ 0.0001			$ 0.0001
Common stock, shares authorized													250,000,000	250,000,000			250,000,000
Number of common stock shares issued	10,000,000	1,769,447	4,000,000		262,481	4,000,000	892,592	2,000,000
Fair value of common stock shares issued	$ 163,000	$ 41,051	$ 48,000			$ 60,000	$ 26,778	$ 72,800
Principal amount		16,000	24,000			40,000	7,000	20,000
Loss on conversion of debt		23,357	24,000			20,000	17,852	52,800
Debt interest		494					726
Liability reduction		17,694	$ 24,000			$ 40,000	8,926	$ 20,000
Debt costs		$ 1,200					$ 1,200
Common Stock [Member]
Common stock voting rights description													Holders of the Company's common stock are entitled to one vote for each share on all matters submitted to a stockholder vote.	Holders of the Company's common stock are entitled to one vote for each share on all matters submitted to a stockholder vote.
3 Warrants [Member]
Warrants to purchase shares of common stock													0	80,000
Conversion Agreement [Member] | Board of Directors [Member] | Minimum [Member]
Warrant exercise price per share																		$ 0.30
Conversion Agreement [Member] | Board of Directors [Member] | Maximum [Member]
Warrant exercise price per share																		$ 0.20
Conversion Agreement [Member] | Saint James Capital Management LLC [Member]
Number of shares converted											2,000,000
Employment Agreement [Member] | Lloyd Spencer [Member]
Number of common stock shares issued				1,020,000					840,000
Fair value of common stock shares issued				$ 18,768					$ 33,600
Series A Convertible Preferred Stock [Member]
Preferred stock par value												$ 0.0001
Preferred stock voting rights description												The holders of the Series A shall be entitled to one thousand (1,000) votes per one share of Series A held. Upon the availability of a sufficient number of authorized but unissued and unreserved shares of common stock, the holders of any Series A Preferred Stock shall be entitled to convert such shares in to fully paid and non-assessable shares of common stock at the rate of 1000 shares of common stock for each share of Series A. In the event of any liquidation, dissolution or winding up of the Corporation, either voluntarily or involuntarily, after setting apart or paying in full the preferential amounts due the Holders of senior capital stock, if any, the Holders of Series A and parity capital stock, if any, shall be entitled to receive, prior and in preference to any distribution of any of the assets or surplus funds of the Corporation to the Holders of junior capital stock, including Common Stock, an amount equal to $0.125 per share.
Series A Preferred Stock [Member]
Preferred stock shares issued													0	0			0
Preferred stock shares outstanding													0	0			0
Series A Preferred Stock [Member] | Conversion Agreement [Member] | Saint James [Member]
Warrants to purchase shares of common stock											5,000,000
Warrant exercise price per share											$ 0.30
Warrant term											3 years
Series B Convertible Preferred Stock [Member]
Preferred stock par value										$ 0.0001
Preferred stock voting rights description										The holders of the Series B shall be entitled to twenty thousand (20,000) votes per one share of Series B held. Upon the availability of a sufficient number of authorized but unissued and unreserved shares of common stock, the holders of any Series B Preferred Stock shall be entitled to convert such shares in to fully paid and non-assessable shares of common stock at the following conversion feature: the Conversion Price for each share of Series B Preferred Stock in effect on any Conversion Date shall be (i) eighty five percent (85%) of the average closing bid price of the Common Stock over the twenty (20) trading days immediately preceding the date of conversion, (ii) but no less than Par Value of the Common Stock. For purposes of determining the closing bid price on any day, reference shall be to the closing bid price for a share of Common Stock on such date on the NASD OTC Bulletin Board, as reported on Bloomberg, L.P. Any conversion shall be for a minimum Stated Value of $500.00 of Series B shares.
Preferred stock shares issued													31,000	31,000			0
Preferred stock shares outstanding													31,000	31,000			0
Preferred stock shares authorized										100,000
Share price										$ 1.00
Series B Convertible Preferred Stock [Member] | Bill Edmonds [Member]
Preferred stock shares issued										25,000					6,000
Deferred compensation liability										$ 25,000					$ 6,000
Series B Preferred Stock [Member]
Preferred stock shares issued													31,000	31,000			0
Preferred stock shares outstanding													31,000	31,000			0